INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax (expense) benefit:
Current (expense) benefit			$ (274)	$ (19)	$ (552)
Deferred (expense) benefit			387	(167)	(1,143)
Income tax (expense) benefit			$ 113	(186)	(1,695)
Federal statutory rate, percent			35.00%
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected income tax (expense) benefit			$ (152)	(578)	(2,140)
Noncontrolling interest			135	124	119
Separate Accounts investment activity			160	181	116
Non-taxable investment income (loss)			15	8	12
Tax audit interest			(22)	1	(6)
State income taxes			(8)	1	(4)
AB Federal and foreign taxes			(15)	2	4
Tax settlement	$ (77)	$ (212)	0	77	212
Other			0	(2)	(8)
Income tax (expense) benefit			113	(186)	$ (1,695)
Current income tax liability			$ 218	$ 592